ENTITY-WIDE DISCLOSURES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 25,197	$ 25,479	$ 15,169
OEM Partner 1 [Member] | Sales Revenue, Product Line [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of revenues		10.90%	13.40%
OEM Partner 2 [Member] | Sales Revenue, Product Line [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of revenues		2.40%	10.70%
Unites States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	17,529	16,568	10,729
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,265	3,646	2,191
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,818	2,234	948
Far East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,774	1,478	869
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 811	$ 1,553	$ 432